DRINKER BIDDLE & REATH LLP
                              One Logan Square
                          18th and Cherry Streets
                         Philadelphia, PA  19103-6996
                               (215) 988-2700
                               (215) 988-2757


February 3, 2003


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:	First Pacific Mutual Fund, Inc.
	File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

		On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #20"), which was filed on February 1, 2003; and (ii) the text of PEA #20 has been filed electronically.

		The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are: (1) Prospectus dated February 1, 2003 for the Hawaii Municipal Fund Investor Class and Hawaii Intermediate Fund Investor Class; (2) Prospectus dated February 1, 2003 for the Hawaii Municipal Fund Institutional Class; and (3) Statement of Additional Information dated February 1, 2003 for both classes of the above-mentioned Funds.

		Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.

	                                Very truly yours,
	                               /s/ Michael Dresnin
	                               Michael Dresnin
MD:sc